JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 96.0%
Australia — 3.5%
Australia & New Zealand Banking Group Ltd.	6,622	84,104
Goodman Group, REIT	5,820	70,763
Rio Tinto Ltd.	2,579	188,754

		343,621

Austria — 0.6%
Erste Group Bank AG	2,426	54,302

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	536	29,106

Denmark — 3.3%
Novo Nordisk A/S, Class B	3,619	237,452
Orsted A/S(a)	611	87,083

		324,535

France — 12.9%
Air Liquide SA	1,286	211,522
Airbus SE*	850	62,217
Alstom SA*	1,061	59,122
BNP Paribas SA*	2,349	94,768
Capgemini SE	533	69,127
Kering SA	84	47,602
LVMH Moet Hennessy Louis Vuitton SE	177	76,967
Safran SA*	786	83,592
Sanofi	2,079	218,289
Schneider Electric SE	917	105,146
TOTAL SE	2,628	99,453
Vinci SA	1,549	133,315

		1,261,120

Germany — 11.1%
adidas AG*	495	136,510
Allianz SE (Registered)	448	92,948
Bayer AG (Registered)	758	50,356
Brenntag AG	1,802	111,207
Deutsche Boerse AG	557	101,343
Deutsche Telekom AG (Registered)	6,330	105,678
Infineon Technologies AG	3,682	93,874
SAP SE	1,472	232,360
Siemens AG (Registered)	931	118,643
Volkswagen AG (Preference)	349	51,086

		1,094,005

Hong Kong — 2.8%
AIA Group Ltd.	16,200	146,075
CLP Holdings Ltd.	6,500	61,462
Hong Kong Exchanges & Clearing Ltd.	1,400	66,658

		274,195

India — 1.2%
HDFC Bank Ltd., ADR*	2,613	122,158

Italy — 2.7%
Enel SpA	18,409	168,636
FinecoBank Banca Fineco SpA*	6,389	93,137

		261,773

Japan — 21.3%
Ain Holdings, Inc.	600	38,183
Bridgestone Corp.	1,700	50,074
Daicel Corp.	4,600	30,763
Daikin Industries Ltd.	600	105,568
Hitachi Ltd.	2,400	71,890
Honda Motor Co. Ltd.	4,700	114,585
Hoya Corp.	900	88,758
Kao Corp.	2,100	152,342
Keyence Corp.	300	126,506
Mabuchi Motor Co. Ltd.	1,500	45,027
Marui Group Co. Ltd.	2,600	37,806
Mitsubishi Corp.	5,100	102,764
Mitsubishi UFJ Financial Group, Inc.	23,200	86,938
Mitsui Fudosan Co. Ltd.	4,200	65,663
Nichirei Corp.	2,100	59,963
Nintendo Co. Ltd.	300	131,943
Nippon Telegraph & Telephone Corp.	5,000	116,057
Otsuka Corp.	1,800	93,851
Otsuka Holdings Co. Ltd.	2,500	103,684
Recruit Holdings Co. Ltd.	2,300	71,750
Sumitomo Metal Mining Co. Ltd.	1,500	45,089
Sumitomo Mitsui Financial Group, Inc.	2,100	55,958
T&D Holdings, Inc.	3,700	30,456
Tokio Marine Holdings, Inc.	2,000	84,450
Tokyu Corp.	2,500	27,822
Toyota Motor Corp.	2,500	148,410

		2,086,300

Mexico — 0.6%
Wal-Mart de Mexico SAB de CV	26,368	62,060

Netherlands — 4.3%
Akzo Nobel NV	1,484	139,829
ASML Holding NV	503	178,835
ING Groep NV	6,693	46,670
Royal Dutch Shell plc, Class B	3,795	53,268

		418,602

Norway — 0.9%
Telenor ASA	5,457	84,359

Peru — 0.4%
Credicorp Ltd.	299	38,024

Singapore — 0.7%
DBS Group Holdings Ltd.	4,500	65,005

Spain — 3.5%
Iberdrola SA	17,048	220,350
Industria de Diseno Textil SA	4,805	127,323

		347,673

Sweden — 2.0%
Lundin Energy AB	2,960	69,044
SKF AB, Class B	3,116	57,686
Svenska Handelsbanken AB, Class A*	7,528	70,992

		197,722

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Switzerland — 10.3%
Adecco Group AG (Registered)	1,177	55,618
Cie Financiere Richemont SA (Registered)	1,430	88,776
Credit Suisse Group AG (Registered)	2,422	25,829
LafargeHolcim Ltd. (Registered)*	1,777	84,071
Nestle SA (Registered)	2,204	262,103
Novartis AG (Registered)	1,404	115,643
Roche Holding AG	914	316,570
Swiss Re AG	794	62,654

		1,011,264

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,788	141,055

United Kingdom — 11.6%
3i Group plc	8,462	97,402
AstraZeneca plc	526	58,112
Beazley plc	8,980	48,918
BP plc	27,720	100,388
British American Tobacco plc	4,016	132,722
Diageo plc	3,612	132,165
GlaxoSmithKline plc	4,253	84,721
HSBC Holdings plc	6,615	29,786
InterContinental Hotels Group plc	1,285	59,189
Prudential plc	5,163	73,783
Standard Chartered plc	9,640	48,199
Taylor Wimpey plc	43,518	67,128
Unilever NV	3,505	207,112

		1,139,625

United States — 0.6%
Ferguson plc	615	54,214

TOTAL COMMON STOCKS (Cost $9,651,063)		9,410,718

SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c) (Cost $228,500)	228,500	228,500

Total Investments — 98.3% (Cost $9,879,563)		9,639,218
Other Assets Less Liabilities — 1.7%		170,507

Net Assets — 100.0%		9,809,725

Percentages indicated are based on net assets.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	12.3%
Banks	9.2
Insurance	5.6
Electric Utilities	5.6
Semiconductors & Semiconductor Equipment	4.3
Chemicals	4.0
Personal Products	3.7
Textiles, Apparel & Luxury Goods	3.6
Oil, Gas & Consumable Fuels	3.3
Food Products	3.3
Automobiles	3.3
Diversified Telecommunication Services	3.2
Capital Markets	3.0
Trading Companies & Distributors	2.8
Metals & Mining	2.4
Software	2.4
Electronic Equipment, Instruments & Components	2.1
IT Services	1.7
Beverages	1.7
Electrical Equipment	1.6
Aerospace & Defense	1.5
Construction & Engineering	1.4
Tobacco	1.4
Entertainment	1.4
Professional Services	1.3
Specialty Retail	1.3
Industrial Conglomerates	1.2
Machinery	1.2
Building Products	1.1
Food & Staples Retailing	1.0
Others (each less than 1.0%)	5.7
Short-Term Investments	2.4

Abbreviations

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2020:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
SPI 200 Index	1	09/2020	AUD	104,953	97
TOPIX Index	1	09/2020	JPY	142,223	(11,810)

					(11,713)

Abbreviations

AUD	Australian Dollar
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

Forward foreign currency exchange contracts outstanding as of July 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	419,943	USD	297,369	Merrill Lynch International	8/31/2020	2,693
CHF	16,274	USD	17,602	Barclays Bank plc	8/31/2020	206
EUR	15,622	USD	18,377	BNP Paribas	8/31/2020	35
EUR	41,986	USD	48,687	State Street Corp.	8/31/2020	799
HKD	519,427	USD	67,011	State Street Corp.	8/31/2020	10
JPY	27,044,857	USD	254,512	Merrill Lynch International	8/31/2020	1,055
SEK	673,489	USD	76,024	BNP Paribas	8/31/2020	703
SGD	60,319	USD	43,533	State Street Corp.	8/31/2020	370
USD	61,894	JPY	6,513,458	State Street Corp.	8/31/2020	344
GBP	10,727	USD	13,949	BNP Paribas	9/1/2020	96
GBP	136,035	USD	174,643	State Street Corp.	9/1/2020	3,454

Total unrealized appreciation						9,765

USD	67,119	DKK	429,874	Merrill Lynch International	8/31/2020	(918)
USD	38,825	EUR	33,024	Barclays Bank plc	8/31/2020	(98)
USD	67,760	EUR	57,897	Merrill Lynch International	8/31/2020	(479)
USD	336,970	EUR	289,938	State Street Corp.	8/31/2020	(4,762)
USD	46,629	NOK	430,278	State Street Corp.	8/31/2020	(651)

Total unrealized depreciation						(6,908)

Net unrealized appreciation						2,857

Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2020

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in GBP based on the local currencies of the positions within the swaps.	8/3/2021	$92,878	$(495)	$ —	$(495)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
BAE Systems plc	9,003	57,699	(70)	0.0	(a)
Barratt Developments plc	9,088	60,369	(373)	0.0	(a)
Beazley plc	7,443	40,545	(122)	0.0	(a)
Lloyds Banking Group plc	195,725	66,686	(658)	0.0	(a)
Prudential plc	1,923	27,481	(347)	0.0	(a)
SSE plc	2,044	34,671	(138)	0.0	(a)
Taylor Wimpey plc	26,841	41,403	(179)	0.0	(a)
Wm Morrison Supermarkets plc	28,875	70,043	(582)	0.0	(a)

Total Long Positions of Total Return Basket Swap	280,942	398,897	(2,469)	0.0	(a)

Short Positions
Common Stock
United Kingdom
British Land Co. plc (The)	(16,287)	(77,723)	328	0.0	(a)
Pearson plc	(10,039)	(68,980)	799	0.0	(a)
Rolls-Royce Holdings plc*	(7,438)	(22,313)	237	0.0	(a)
Severn Trent plc	(1,205)	(38,400)	245	0.0	(a)
Travis Perkins plc	(4,328)	(62,599)	201	0.0	(a)
United Utilities Group plc	(3,070)	(36,004)	164	0.0	(a)

Total Short Positions of Total Return Basket Swap	(42,367)	(306,019)	1,974	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	238,575	92,878	(495)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.74)% to 0.15%), which is denominated in EUR based on the local currencies of the positions within the swaps.	8/3/2021	$161,141	$2,448	$ —	$2,448

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
France
Danone SA	1,059	70,882	352	0.0	(a)
Kering SA	82	46,468	(65)	0.0	(a)
LVMH Moet Hennessy Louis Vuitton SE	62	26,960	175	0.0	(a)
Vinci SA	841	72,381	261	0.0	(a)

	2,044	216,691	723	0.0	(a)

Germany
adidas AG*	289	79,700	74	0.0	(a)
Deutsche Telekom AG (Registered)	4,264	71,186	39	0.0	(a)

	4,553	150,886	113	0.0	(a)

Netherlands
ASR Nederland NV	2,201	71,108	251	0.0	(a)
Koninklijke KPN NV	18,121	47,738	906	0.0	(a)
Royal Dutch Shell plc	3,446	51,341	(163)	0.0	(a)

	23,768	170,187	994	0.0	(a)

Spain
Endesa SA	1,825	52,062	381	0.0	(a)
Naturgy Energy Group SA	1,298	24,153	87	0.0	(a)
Red Electrica Corp. SA	2,645	51,564	93	0.0	(a)

	5,768	127,779	561	0.0	(a)

Italy
Italgas SpA	7,391	47,463	101	0.0	(a)
Snam SpA	7,900	42,055	179	0.0	(a)

	15,291	89,518	280	0.0	(a)

China
Prosus NV*	853	83,020	526	0.0	(a)

Total Long Positions of Total Return Basket Swap	52,277	838,081	3,197	0.0	(a)

Short Positions
Common Stock
Italy
Assicurazioni Generali SpA	(4,446)	(66,760)	(457)	0.0	(a)
Banco BPM SpA	(38,351)	(57,957)	(539)	0.0	(a)
Eni SpA	(3,293)	(29,333)	(82)	0.0	(a)
Salvatore Ferragamo SpA*	(3,833)	(51,606)	(180)	0.0	(a)

	(49,923)	(205,656)	(1,258)	0.0	(a)

Germany
Henkel AG & Co. KGaA (Preference)	(785)	(77,185)	(66)	0.0	(a)
Software AG	(996)	(46,460)	—	—
Telefonica Deutschland Holding AG	(23,284)	(63,532)	237	0.0	(a)

	(25,065)	(187,177)	171	0.0	(a)

Finland
Fortum OYJ	(2,397)	(48,651)	(30)	0.0	(a)

Portugal
EDP - Energias de Portugal SA	(15,575)	(78,281)	334	0.0	(a)

Belgium
Colruyt SA	(1,107)	(64,291)	335	0.0	(a)

Spain
Aena SME SA*(b)	(309)	(40,289)	(141)	0.0	(a)
Enagas SA	(2,022)	(51,014)	(114)	0.0	(a)

	(2,331)	(91,303)	(255)	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Rights
Portugal
EDP - Energias de Portugal SA*	(15,575)	(1,581)	(46)	0.0	(a)

Total Short Positions of Total Return Basket Swap	(111,973)	(676,940)	(749)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(59,696)	161,141	2,448	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in JPY based on the local currencies of the positions within the swaps.	7/29/2021	$69,298	$(1,179)	$ —	$(1,179)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Japan
Daiwa House Industry Co. Ltd.	2,900	63,995	107	0.0	(a)
Hitachi Ltd.	2,100	62,903	849	0.0	(a)
Hoya Corp.	600	59,172	110	0.0	(a)
Kansai Paint Co. Ltd.	2,800	53,662	(34)	0.0	(a)
Nichirei Corp.	2,600	74,240	751	0.0	(a)
Nippon Telegraph & Telephone Corp.	2,000	46,423	256	0.0	(a)
Nitori Holdings Co. Ltd.	300	65,681	16	0.0	(a)
ORIX Corp.	2,300	24,875	192	0.0	(a)
Resona Holdings, Inc.	19,200	62,943	584	0.0	(a)
Shimadzu Corp.	900	22,967	343	0.0	(a)
Shiseido Co. Ltd.	1,100	61,288	497	0.0	(a)
Sundrug Co. Ltd.	2,400	81,674	(174)	0.0	(a)
Suzuki Motor Corp.	1,600	52,501	22	0.0	(a)
Tokyo Electron Ltd.	300	83,015	1,394	0.0	(a)

Total Long Positions of Total Return Basket Swap	41,100	815,339	4,913	0.0	(a)

Short Positions
Common Stock
Japan
Brother Industries Ltd.	(3,800)	(59,144)	(486)	0.0	(a)
Fukuoka Financial Group, Inc.	(4,200)	(61,083)	(338)	0.0	(a)
Iida Group Holdings Co. Ltd.	(4,800)	(74,294)	(472)	0.0	(a)
Isetan Mitsukoshi Holdings Ltd.	(12,700)	(57,950)	(362)	0.0	(a)
Japan Post Holdings Co. Ltd.	(2,900)	(19,806)	(155)	0.0	(a)
Kawasaki Heavy Industries Ltd.	(4,500)	(61,365)	(404)	0.0	(a)
Mazda Motor Corp.	(8,600)	(49,611)	(1,597)	0.0	(a)
Nippon Paint Holdings Co. Ltd.	(900)	(61,543)	(497)	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Seiko Epson Corp.	(6,300)	(66,837)	(715)	0.0	(a)
Softbank Corp.	(3,800)	(50,868)	(90)	0.0	(a)
Takashimaya Co. Ltd.	(9,100)	(60,566)	(389)	0.0	(a)
Yamada Denki Co. Ltd.	(12,100)	(52,497)	(259)	0.0	(a)
Yamazaki Baking Co. Ltd.	(4,200)	(70,477)	(328)	0.0	(a)

Total Short Positions of Total Return Basket Swap	(77,900)	(746,041)	(6,092)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(36,800)	69,298	(1,179)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	7/29/2021	$(5,880)	$(755)	$ —	$(755)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Australia
Westpac Banking Corp.	5,944	71,380	(1,195)	0.0	(a)

Short Positions
Common Stock
Australia
Bendigo & Adelaide Bank Ltd.	(8,320)	(40,844)	52	0.0	(a)
National Australia Bank Ltd.	(2,917)	(36,416)	388	0.0	(a)

Total Short Positions of Total Return Basket Swap	(11,237)	(77,260)	440	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(5,293)	(5,880)	(755)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month NIBOR on short positions, plus or minus a specified spread of (0.15)%, which is denominated in NOK based on the local currencies of the positions within the swaps.	8/3/2021	$(98,336)	$(1,278)	$ —	$(1,278)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stock
Norway
DNB ASA	(2,649)	(40,687)	(363)	0.0	(a)
Equinor ASA	(3,845)	(57,649)	(915)	0.0	(a)

Total Short Positions of Total Return Basket Swap	(6,494)	(98,336)	(1,278)	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in CHF based on the local currencies of the positions within the swaps.	8/3/2021	$(160,337)	$(429)	$ —	$(429)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Switzerland
Helvetia Holding AG (Registered)	945	85,642	601	0.0	(a)
Temenos AG (Registered)	271	40,049	46	0.0	(a)

Total Long Positions of Total Return Basket Swap	1,216	125,691	647	0.0	(a)

Short Positions
Common Stock
Switzerland
Baloise Holding AG (Registered)	(589)	(89,867)	(476)	0.0	(a)
Swatch Group AG (The)	(401)	(84,069)	(321)	0.0	(a)
Swiss Life Holding AG (Registered)*	(170)	(62,125)	(244)	0.0	(a)
Swisscom AG (Registered)	(94)	(49,967)	(35)	0.0	(a)

Total Short Positions of Total Return Basket Swap	(1,254)	(286,028)	(1,076)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(38)	(160,337)	(429)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in SEK based on the local currencies of the positions within the swaps.	8/3/2021	$(9,878)	$192	$ —	$192

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Sweden
Lundin Energy AB	1,677	39,117	478	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stock
Sweden
Electrolux AB	(2,607)	(48,995)	(286)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(930)	(9,878)	192	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month SIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.15)% to 0.30%), which is denominated in SGD based on the local currencies of the positions within the swaps.	7/29/2021	$6,465	$212	$ —	$212

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Singapore
Singapore Telecommunications Ltd.	37,900	68,784	376	0.0	(a)

Short Positions
Common Stock
Singapore
StarHub Ltd.	(70,000)	(62,319)	(164)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(32,100)	6,465	212	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:	Value
BBSW	0.1%
EURIBOR	(0.51)
CHF LIBOR	(0.79)
GBP LIBOR	0.06
JPY LIBOR	(0.07)
NIBOR	(0.01)
SIBOR	0.25
STIBOR	(0.03)

Summary of total OTC swap contracts outstanding as of July 31, 2020:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return basket swap contracts outstanding	—	2,852

Liabilities
OTC Total return basket swap contracts outstanding	—	(4,136)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
BBSW	ASX Australia Bank Bill Swap Rate
CHF	Swiss Franc
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
NOK	Norwegian Krone
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SEK	Swedish Krona
SGD	Singapore Dollar
SIBOR	Singapore Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate

(a)	Amount rounds to less than 0.1% of net assets.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(1)	Notional value represents market value as of July 31, 2020 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$343,621	$—	$343,621
Austria	—	54,302	—	54,302
Belgium	—	29,106	—	29,106
Denmark	87,083	237,452	—	324,535
France	—	1,261,120	—	1,261,120
Germany	—	1,094,005	—	1,094,005
Hong Kong	—	274,195	—	274,195
India	122,158	—	—	122,158
Italy	—	261,773	—	261,773
Japan	—	2,086,300	—	2,086,300
Mexico	62,060	—	—	62,060
Netherlands	—	418,602	—	418,602
Norway	—	84,359	—	84,359
Peru	38,024	—	—	38,024
Singapore	—	65,005	—	65,005
Spain	—	347,673	—	347,673
Sweden	—	197,722	—	197,722
Switzerland	—	1,011,264	—	1,011,264
Taiwan	141,055	—	—	141,055
United Kingdom	—	1,139,625	—	1,139,625
United States	—	54,214	—	54,214

Total Common Stocks	450,380	8,960,338	—	9,410,718

Short-Term Investments
Investment Companies	228,500	—	—	228,500

Total Investments in Securities	$678,880	$8,960,338	$—	$9,639,218

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,765	$—	$9,765
Futures Contracts	97	—	—	97
Swaps	—	2,852	—	2,852

Total Appreciation in Other Financial Instruments	$97	$12,617	$—	$12,714

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,908)	$—	$(6,908)
Futures Contracts	(11,810)	—	—	(11,810)
Swaps	—	(4,136)	—	(4,136)

Total Depreciation in Other Financial Instruments	$(11,810)	$(11,044)	$—	$(22,854)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	$364,271	$249,339	$385,110	$—	$—	$228,500	228,500	$2,062	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.